POST REPORTING EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of events after reporting period [Abstract]
POST REPORTING EVENTS
POST REPORTING EVENTS
Adjusting Events
No adjusting events have occurred between the reporting date of these consolidated financial statements and the date of authorization.
Non-Adjusting Events
No significant non-adjusting events have occurred between the reporting date of these consolidated financial statements and the date of authorization with the exception of the items discussed below.
On March 12, 2019, the Company declared a cash dividend of $0.14 per common share payable on March 29, 2019 to shareholders of record at the close of business on March 22, 2019. The estimated amount of this dividend payment is $8.2 million based on 58,650,310 shares of the Company’s common shares issued and outstanding as of March 12, 2019.